Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

16. Quarterly Financial Data (Unaudited)

Unaudited summarized financial data by quarter for 2012 and 2011 (in millions, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Operating revenues	$6,037	$6,452	$6,429	$5,937
Operating income (loss)	(89)	142	51	3
Net earnings (loss)	(1,660)	(241)	(238)	263
Earnings (loss) per share:
Basic	(4.95)	(0.72)	(0.71)	0.78
Diluted	(4.95)	(0.72)	(0.71)	0.69
2011
Operating revenues	$5,533	$6,114	$6,376	$5,956
Operating income (loss)	(232)	(78)	39	(783)
Net earnings (loss)	(436)	(286)	(162)	(1,095)
Earnings (loss) per share:
Basic	(1.31)	(0.85)	(0.48)	(3.27)
Diluted	(1.31)	(0.85)	(0.48)	(3.27)

The Company’s fourth quarter 2012 performance reflects restructuring charges and special items consisting of $361 million of severance related charges and write off of lease hold improvements on aircraft and at airport facilities that were rejected during the Chapter 11 process and a $280 million benefit from a settlement of a commercial dispute. The second and third quarters of 2012 reflect $106 million and $211 million of such items, respectively.

The Company’s fourth quarter 2011 performance reflects restructuring charges and special items consisting of $768 million, including $725 million related to the impairment of certain aircraft and gates and a $43 million revenue reduction as a result of a decrease in the breakage assumption related to the AAdvantage frequent flier liability.

The first quarter 2011 results include a loss of $31 million in non-recurring non-cash charges related to certain sale/leaseback transactions.